SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Basis of Presentation

                                        Basis of Presentation

The consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”).

Effective January 1, 2018, the Group adopted the accounting standards update on the classification and presentation of restricted cash in the statement of cash flows, using the retrospective method, and the updated classification and presentation are reflected for the years presented in the consolidated statements of cash flows. Details of the adoption of this guidance are disclosed in Note 2(ab).

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its subsidiaries. All intercompany accounts and transactions have been eliminated on consolidation.

Use of Estimates
(b)	Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect certain reported amounts of assets and liabilities, revenues and expenses and related disclosures of contingent assets and liabilities. These estimates and judgments are based on historical information, information that is currently available to the Group and on various other assumptions that the Group believes to be reasonable under the circumstances. Accordingly, actual results could differ from those estimates.

Fair Value of Financial Instruments
(c)	Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants at the measurement date. The Group estimated the fair values using appropriate valuation methodologies and market information available as of the balance sheet date.

Cash and Cash Equivalents
(d)	Cash and Cash Equivalents

Cash and cash equivalents consist of cash and highly liquid investments with original maturities of three months or less.

Cash equivalents are placed with financial institutions with high-credit ratings and quality.

Investment Securities
(e)	Investment Securities

Investment securities consist of investments in mutual funds that mainly invest in bonds and fixed interest securities. The investment securities are considered as marketable equity securities. Management determines the appropriate classification of its investment securities at the time of purchase and reevaluates the classifications at each balance sheet date. Investment securities are classified as either short-term or long-term based on the nature of each security and its availability for use in current operations. As disclosed in Note 2(ab), with effect from January 1, 2018, investment securities are measured at fair value with changes in fair values recognized through net income in the consolidated statements of operations.

Restricted Cash
(f)	Restricted Cash

The current portion of restricted cash represents cash deposited into bank accounts which are restricted as to withdrawal and use and the Group expects these funds will be released or utilized in accordance with the terms of the respective agreements within the next twelve months, while the non-current portion of restricted cash represents funds that will not be released or utilized within the next twelve months. Restricted cash mainly consists of i) bank accounts that are restricted for withdrawals and for payment of project costs or debt servicing associated with borrowings under the respective senior notes and credit facilities; and ii) collateral bank accounts associated with borrowings under the credit facilities.

Accounts Receivable and Credit Risk
(g)	Accounts Receivable and Credit Risk

Financial instruments that potentially subject the Group to concentrations of credit risk consist principally of casino receivables. The Group issues credit in the form of markers to approved casino customers following investigations of creditworthiness. Credit is also given to its gaming promoters in Macau and the Philippines, which receivables can be offset against commissions payable and any other value items held by the Group to the respective customers and for which the Group intends to set off when required. As of December 31, 2018 and 2017, a substantial portion of the Group’s markers were due from customers and gaming promoters residing in foreign countries. Business or economic conditions, the legal enforceability of gaming debts, or other significant events in foreign countries could affect the collectability of receivables from customers and gaming promoters residing in these countries.

Accounts receivable, including casino, hotel and other receivables, are typically non-interest bearing and are initially recorded at cost. Accounts are written off when management deems it is probable the receivables are uncollectible. Recoveries of accounts previously written off are recorded when received. An estimated allowance for doubtful debts is maintained to reduce the Group’s receivables to their carrying amounts, which approximate fair values. The allowance is estimated based on specific reviews of customer accounts as well as management’s experience with collection trends in the casino industry and current economic and business conditions. Management believes that as of December 31, 2018 and 2017, no significant concentrations of credit risk existed for which an allowance had not already been recorded.

Inventories
(h)	Inventories

Inventories consist of retail merchandise, food and beverage items and certain operating supplies, which are stated at the lower of cost or net realizable value. Cost is calculated using the first-in, first-out, weighted average and specific identification methods.

Property and Equipment
(i)	Property and Equipment

Property and equipment are stated at cost, net of accumulated depreciation and amortization, and impairment losses, if any. Gains or losses on dispositions of property and equipment are included in the consolidated statements of operations. Major additions, renewals and betterments are capitalized, while maintenance and repairs are expensed as incurred.

During the construction and development stage of the Group’s casino gaming and entertainment casino resort facilities, direct and incremental costs related to the design and construction, including costs under the construction contracts, duties and tariffs, equipment installation, shipping costs, payroll and payroll-benefit related costs, applicable portions of interest and amortization of deferred financing costs, are capitalized in property and equipment. The capitalization of such costs begins when the construction and development of a project starts and ceases once the construction is substantially completed or development activity is suspended for more than a brief period.

Depreciation and amortization expense related to capitalized construction costs and other property and equipment is recognized from the time each asset is placed in service. This may occur at different stages as casino gaming and entertainment casino resort facilities are completed and opened.

Property and equipment are depreciated and amortized over the following estimated useful lives on a straight-line basis:

Freehold land	Not depreciated
Buildings	4 to 40 years
Transportation	5 to 10 years
Leasehold improvements	3 to 10 years or over the lease term, whichever is shorter
Furniture, fixtures and equipment	2 to 15 years
Plant and gaming machinery	3 to 5 years

Capitalized Interest
(j)	Capitalized Interest

Interest, including amortization of deferred financing costs, associated with major development and construction projects is capitalized and included in the cost of the projects. The capitalization of interest ceases when the project is substantially completed or the development activity is suspended for more than a brief period. The amount to be capitalized is determined by applying the weighted average interest rate of the Group’s outstanding borrowings to the average amount of accumulated qualifying capital expenditures for assets under construction during the year. Total interest expenses incurred amounted to $285,947, $293,247 and $300,945, of which $ 21,067, $37,483 and $29,033 were capitalized during the years ended December 31, 2018, 2017 and 2016, respectively.

Gaming Subconcession
(k)	Gaming Subconcession

The deemed cost of the gaming subconcession in Macau is capitalized based on the fair value of the gaming subconcession agreement as of the date of acquisition of Melco Resorts (Macau) Limited (“Melco Resorts Macau”), a subsidiary of the Company and the holder of the gaming subconcession in Macau, in 2006, and amortized over the term of agreement which is due to expire in June 2022 on a straight-line basis.

Internal-Use Software
(l)	Internal-Use Software

Costs incurred to develop software for internal use are capitalized and amortized over the estimated useful lives of the software of 15 years on a straight-line basis. The capitalization of such costs begins during the application development stage of the software project and ceases once the software project is substantially complete and ready for its intended use. Costs of specified upgrades and enhancements to the internal-use software are capitalized, while costs associated with preliminary project stage activities, training, maintenance and all other post-implementation stage activities are expensed as incurred.

Goodwill and Intangible Assets
(m)	Goodwill and Intangible Assets

Goodwill represents the excess of the acquisition cost over the fair value of tangible and identifiable intangible net assets of any business acquired. Goodwill is not amortized, but is tested for impairment at the reporting unit level on an annual basis, and between annual tests when circumstances indicate that the carrying value of goodwill may not be recoverable.

Intangible assets other than goodwill are amortized over their useful lives unless their lives are determined to be indefinite in which case they are not amortized. Intangible assets are carried at cost, less accumulated amortization. The Group’s finite-lived intangible assets consist of the gaming subconcession and internal-use software. Finite-lived intangible assets are amortized over the shorter of their contractual terms or estimated useful lives. The Group’s intangible assets with indefinite lives represent Mocha Clubs trademarks, which are tested for impairment on an annual basis or when circumstances indicate the carrying value of the intangible assets may not be recoverable.

When performing the impairment analysis for goodwill and intangible assets with indefinite lives, the Group may first perform a qualitative assessment to determine whether it is more likely than not that the asset is impaired. If it is determined that it is more likely than not that the asset is impaired after assessing the qualitative factors, the Group then performs a quantitative impairment test that consists of a comparison of the implied fair value of goodwill and the fair values of the intangible assets with indefinite lives with their carrying amounts. An impairment loss is recognized in an amount equal to the excess of the carrying amount over the implied fair value for goodwill or the excess of the carrying amounts over the fair values of the intangible assets with indefinite lives.

For the years ended December 31, 2018 and 2017, the Group performed qualitative assessments for goodwill and trademarks and determined that it was not more likely than not that goodwill and trademarks were impaired. The assessments included the evaluation of qualitative factors including, but not limited to, the results of the most recent quantitative impairment tests, operating results and projected operating results, and macro-economic and industry conditions.

For the year ended December 31, 2016, the detailed quantitative impairment tests were performed and computed the fair value of the reporting unit was in excess of the carrying amount and fair values of the trademarks were in excess of their carrying amounts. For the quantitative impairment test of goodwill, the Group estimated the fair value of the reporting unit with the income and market valuation approaches through the application of capitalized earnings and discounted cash flow methods, which based on a number of estimates and assumptions, including the projected future operating results of the reporting unit, discount rates, long-term growth rates and market comparables. For the quantitative impairment test of the trademarks of Mocha Clubs, the Group estimated the fair values of the trademarks using the relief-from-royalty method, which based on a number of estimates and assumptions, including the incremental after-tax cash flows representing the royalties that the Group was relieved from paying given it is the owner of the trademarks, the projected future revenues of the trademarks, royalty rates, discount rates and long-term growth rates.

As a result of these assessments, no impairment losses have been recognized during the years ended December 31, 2018, 2017 and 2016.

Impairment of Long-lived Assets (Other Than Goodwill)
(n)	Impairment of Long-lived Assets (Other Than Goodwill)

The Group evaluates the long-lived assets with finite lives to be held and used for impairment whenever indicators of impairment exist. The Group then compares the estimated future cash flows of the assets, on an undiscounted basis, to the carrying values of the assets. If the undiscounted cash flows exceed the carrying values, no impairments are indicated. If the undiscounted cash flows do not exceed the carrying values, then an impairment charge is recorded based on the fair values of the assets, typically measured using a discounted cash flow model. If an asset is still under development, future cash flows include remaining construction costs.

During the years ended December 31, 2018, 2017 and 2016, impairment losses of nil, $23,197 and $3,245 were recognized, mainly due to reconfigurations and renovations at the Group’s operating properties, and included in the consolidated statements of operations.

Deferred Financing Costs
(o)	Deferred Financing Costs

Direct and incremental costs incurred in obtaining loans or in connection with the issuance of long-term debt are capitalized and amortized to interest expenses over the terms of the related debt agreements using the effective interest method. Deferred financing costs incurred in connection with the issuance of revolving credit facilities are included in long-term prepayments, deposits and other assets in the consolidated balance sheets. All other deferred financing costs are presented as a reduction of long-term debt in the consolidated balance sheets.

Land Use Rights
(p)	Land Use Rights
Land use rights are recorded at cost less accumulated amortization. Amortization is provided over the estimated term of the land use rights of 40 years on a straight-line basis.
Revenue Recognition
(q)	Revenue Recognition

On January 1, 2018, the Group adopted the Accounting Standards Codification 606, Revenue from Contracts with Customers, using the modified retrospective method. The Group’s revenues from contracts with customers consist of casino wagers, sales of rooms, food and beverage, entertainment, retail and other goods and services.

Gross casino revenues are measured by the aggregate net difference between gaming wins and losses. The Group accounts for its casino wagering transactions on a portfolio basis versus an individual basis as all wagers have similar characteristics. Commissions rebated to customers either directly or indirectly through gaming promoters and cash discounts and other cash incentives earned by customers are recorded as a reduction of casino revenues. In addition to the wagers, casino transactions typically include performance obligations related to complimentary goods or services provided to incentivize future gaming or in exchange for incentives or points earned under the Group’s non-discretionary incentives programs (including loyalty programs).

For casino transactions that include complimentary goods or services provided by the Group to incentivize future gaming, the Group allocates the standalone selling price of each good or service to the appropriate revenue type based on the good or service provided. Complimentary goods or services that are provided under the Group’s control and discretion and supplied by third parties are recorded as operating expenses.

The Group operates different non-discretionary incentives programs in certain of its properties which include loyalty programs (the “Loyalty Programs”) to encourage repeat business mainly from loyal slot machine customers and table games patrons. Customers earn points primarily based on gaming activity and such points can be redeemed for free play and other free goods and services. For casino transactions that include points earned under the Loyalty Programs, the Group defers a portion of the revenue by recording the estimated standalone selling prices of the earned points that are expected to be redeemed as a liability. Upon redemption of the points for Group-owned goods or services, the standalone selling price of each good or service is allocated to the appropriate revenue type based on the good or service provided. Upon the redemption of the points with third parties, the redemption amount is deducted from the liability and paid directly to the third party.

After allocating amounts to the complimentary goods or services provided and to the points earned under the Loyalty Programs, the residual amount is recorded as casino revenue when the wagers are settled.

The Group follows the accounting standards for reporting revenue gross as a principal versus net as an agent, when accounting for operations of certain hotels and Grand Dragon Casino and concluded that it is controlling entity and is the principal to these arrangements. For the operations of certain hotels, the Group is the owner of the hotel properties, and the hotel managers operate the hotels under certain management agreements providing management services to the Group, and the Group receives all rewards and takes substantial risks associated with the hotels’ business; it is the principal and the transactions are, therefore, recognized on a gross basis. For the operations of Grand Dragon Casino, given the Group operates the casino under a right to use agreement with the owner of the casino premises and has full responsibility for the casino operations in accordance with its gaming subconcession, it is the principal and casino revenue is, therefore, recognized on a gross basis.

The transaction prices for rooms, food and beverage, entertainment, retail and other goods and services are the net amounts collected from customers for such goods and services that are recorded as revenues when the goods are provided, services are performed or events are held. Service taxes and other applicable taxes collected by the Group are excluded from revenues. Advance deposits on rooms and advance ticket sales are recorded as customer deposits until services are provided to the customers. Revenues from contracts with multiple goods or services provided by the Group are allocated to each good or service based on its relative standalone selling price.

Minimum operating and right to use fees representing lease revenues, adjusted for contractual base fees and operating fee escalations, are included in other revenues and are recognized over the terms of the related agreements on a straight-line basis.

Contract and Contract-Related Liabilities

In providing goods and services to its customers, there may be a timing difference between cash receipts from customers and recognition of revenues, resulting in a contract or contract-related liability.

The Group primarily has three types of liabilities related to contracts with customers: (1) outstanding gaming chips and tokens, which represent the amounts owed in exchange for gaming chips held by a customer, (2) loyalty program liabilities, which represent the deferred allocation of revenues relating to incentive earned from the Loyalty Programs, and (3) advance customer deposits and ticket sales, which represent casino front money deposits that are funds deposited by customers before gaming play occurs and advance payments on goods and services yet to be provided such as advance ticket sales and deposits on rooms and convention space. These liabilities are generally expected to be recognized as revenues within one year of being purchased, earned, or deposited and are recorded as accrued expenses and other current liabilities on the consolidated balance sheets. Decreases in these balances generally represent the recognition of revenues and increases in the balances represent additional chips and tokens held by customers, increases in unredeemed incentives relating to the Loyalty Programs and additional deposits made by customers.

The following table summarizes the activities related to contract and contract-related liabilities:

	December 31, 2018	January 1, 2018	Increase/ (decrease)
Outstanding gaming chips and tokens	$638,629	$464,613	$174,016
Loyalty program liabilities	46,625	42,929	3,696
Advance customer deposits and ticket sales	386,869	423,603	(36,734)

	$1,072,123	$931,145	$140,978

The major changes from the previous basis, as a result of the adoption of the new revenue standard are summarized in Note 2(ab).

Gaming Taxes and License Fees
(r)	Gaming Taxes and License Fees

The Group is subject to taxes and license fees based on gross gaming revenue and other metrics in the jurisdictions in which it operates, subject to applicable jurisdictional adjustments. The gaming taxes and the majority of the license fees are determined from an assessment of the Group’s gaming revenue and are recognized as casino expense in the accompanying consolidated statements of operations. These taxes and license fees totaled $2,364,142, $2,222,498 and $1,826,061 for the years ended December 31, 2018, 2017 and 2016, respectively.

Pre-opening Costs
(s)	Pre-opening Costs

Pre-opening costs represent personnel, marketing and other costs incurred prior to the opening of new or start-up operations and are expensed as incurred. During the years ended December 31, 2018, 2017 and 2016, the Group incurred pre-opening costs primarily in connection with the development of further expansions to City of Dreams and Studio City. The Group also incurs pre-opening costs on other one-off activities related to the marketing of new facilities and operations.

Development Costs
(t)	Development Costs
Development costs include the costs associated with the Group’s evaluation and pursuit of new business opportunities, which are expensed as incurred.
Advertising and Promotional Costs
(u)	Advertising and Promotional Costs

The Group expenses advertising and promotional costs the first time the advertising takes place or as incurred. Advertising and promotional costs included in the accompanying consolidated statements of operations were $110,905, $87,773 and $83,068 for the years ended December 31, 2018, 2017 and 2016, respectively.

Foreign Currency Transactions and Translations
(v)	Foreign Currency Transactions and Translations

All transactions in currencies other than functional currencies of the Company and its subsidiaries during the year are remeasured at the exchange rates prevailing on the respective transaction dates. Monetary assets and liabilities existing at the balance sheet date denominated in currencies other than functional currencies are remeasured at the exchange rates existing on that date. Exchange differences are recorded in the consolidated statements of operations.

The functional currencies of the Company and its major subsidiaries are the United States dollar (“$” or “US$”), the Hong Kong dollar (“HK$”), the Macau Pataca (“MOP”) or the Philippine Peso (“PHP”), respectively. All assets and liabilities are translated at the rates of exchange prevailing at the balance sheet date and all income and expense items are translated at the average rates of exchange over the year. All exchange differences arising from the translation of subsidiaries’ financial statements are recorded as a component of comprehensive income (loss).

Share-based Compensation Expenses
(w)	Share-based Compensation Expenses

The Group measures the cost of employee services received in exchange for an award of equity instruments based on the grant date fair value of the award and recognizes that cost over the service period. Compensation is attributed to the periods of associated service and such expense is recognized over the vesting period of the awards on a straight-line basis. Forfeitures are recognized when they occur.

Further information on the Group’s share-based compensation arrangements is included in Note 16.

Income Tax
(x)	Income Tax

The Group is subject to income taxes in Hong Kong, Macau, the Philippines and other jurisdictions where it operates.

Deferred income taxes are recognized for all significant temporary differences between the tax basis of assets and liabilities and their reported amounts in the consolidated financial statements. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

The Group’s income tax returns are subject to examination by tax authorities in the jurisdictions where it operates. The Group assesses potentially unfavorable outcomes of such examinations based on accounting standards for uncertain income taxes. These accounting standards utilize a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not that the position will be, based on the technical merits of position, sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount which is more than 50% likely, based on cumulative probability.

Net Income Attributable to Melco Resorts & Entertainment Limited Per Share
(y)	Net Income Attributable to Melco Resorts & Entertainment Limited Per Share

Basic net income attributable to Melco Resorts & Entertainment Limited per share is calculated by dividing the net income attributable to Melco Resorts & Entertainment Limited by the weighted average number of ordinary shares outstanding during the year.

Diluted net income attributable to Melco Resorts & Entertainment Limited per share is calculated by dividing the net income attributable to Melco Resorts & Entertainment Limited by the weighted average number of ordinary shares outstanding during the year adjusted to include the potentially dilutive effect of outstanding share-based awards.

The weighted average number of ordinary and ordinary equivalent shares used in the calculation of basic and diluted net income attributable to Melco Resorts & Entertainment Limited per share consisted of the following:

	Year Ended December 31,
	2018	2017	2016
Weighted average number of ordinary shares outstanding used in the calculation of basic net income attributable to Melco Resorts & Entertainment Limited per share	1,451,051,051	1,467,653,209	1,516,714,277
Incremental weighted average number of ordinary shares from assumed vesting of restricted shares and exercise of share options using the treasury stock method	9,858,273	11,689,000	8,569,995

Weighted average number of ordinary shares outstanding used in the calculation of diluted net income attributable to Melco Resorts & Entertainment Limited per share	1,460,909,324	1,479,342,209	1,525,284,272

Anti-dilutive share options and restricted shares excluded from the calculation of diluted net income attributable to Melco Resorts & Entertainment Limited per share	7,200,837	6,624,345	9,500,248

Accounting for Derivative Instruments and Hedging Activities
(z)	Accounting for Derivative Instruments and Hedging Activities

The Group uses derivative financial instruments such as floating-for-fixed interest rate swap agreements to manage its risks associated with interest rate fluctuations in accordance with lenders’ requirements under the Studio City Borrower’s prior senior secured credit facilities agreement. All derivative instruments are recognized in the consolidated financial statements at fair value at the balance sheet date. Any changes in fair value are recorded in the consolidated statements of operations or comprehensive income, depending on whether the derivative is designated and qualifies for hedge accounting, the type of hedge transaction and the effectiveness of the hedge. The estimated fair values of interest rate swap agreements are based on a standard valuation model that projects future cash flows and discounts those future cash flows to a present value using market-based observable inputs such as interest rate yields. All outstanding interest rate swap agreements expired during the year ended December 31, 2016.

Comprehensive Income and Accumulated Other Comprehensive Losses
(aa)	Comprehensive Income and Accumulated Other Comprehensive Losses

Comprehensive income includes net income, foreign currency translation adjustments, changes in fair values of interest rate swap agreements and unrealized losses on investment securities and is reported in the consolidated statements of comprehensive income.

As of December 31, 2018 and 2017, the Group’s accumulated other comprehensive losses consisted of the following components, net of tax and noncontrolling interests:

	December 31,
	2018	2017
Foreign currency translation adjustments	$49,804	$25,460
Unrealized losses on investment securities	—	1,150

	$49,804	$26,610

Recent Changes in Accounting Standards
(ab)	Recent Changes in Accounting Standards

Newly Adopted Accounting Pronouncements:

In May 2014, the Financial Accounting Standards Board (“FASB”) issued an accounting standards update (as subsequently amended) which outlined a single comprehensive model for entities to use in accounting for revenues arising from contracts with customers and superseded most current revenue recognition guidance, including industry-specific guidance (“New Revenue Standard”). The core principle of this new revenue recognition model is that an entity should recognize revenues to depict the transfer of promised goods or services to customers in an amount that reflects the consideration which the entity expects to be entitled in exchange for those goods or services. This update also requires enhanced disclosures regarding the nature, amount, timing, and uncertainty of revenues and cash flows arising from an entity’s contracts with customers.

On January 1, 2018, the Group adopted the New Revenue Standard using the modified retrospective method applying to those contracts not yet completed as of January 1, 2018. The Group recognized the cumulative effect of adopting the New Revenue Standard as an adjustment to the opening balance of accumulated losses. Amounts for the periods beginning on or after January 1, 2018 are presented under the New Revenue Standard, while prior period amounts are not adjusted and continue to be reported in accordance with the previous basis. The major changes as a result of the adoption of the New Revenue Standard are as follows:

(1)

The New Revenue Standard changed the presentation of, and accounting for, goods and services furnished to guests without charge that were previously included in gross revenues and deducted as promotional allowances in the accompanying consolidated statements of operations. Under the New Revenue Standard, the promotional allowances line item was eliminated with the amounts being netted against casino revenues in primarily all cases and are measured based on standalone selling prices. Additionally, the estimated cost of providing the promotional allowances is no longer included in casino expenses but, instead is included in the respective operating departments expense categories.

(2)

A portion of commissions paid or payable to gaming promoters, representing the estimated incentives that were returned to customers, was previously reported as reductions in casino revenue, with the balance of commissions expense reflected as a casino expense. Under the New Revenue Standard, all commissions paid or payable to gaming promoters are reflected as reductions in casino revenue.

(3)

The estimated liability for unredeemed non-discretionary incentives under the Loyalty Programs were previously accrued based on the estimated costs of providing such benefits and expected redemption rates. Under the New Revenue Standard, non-discretionary incentives represent a separate performance obligation and the resulting liabilities are recorded using the standalone selling prices of such benefits less estimated breakage and are offset against casino revenue. When the benefits are redeemed, revenues are measured on the same basis and recognized in the resulting category of the goods or services provided. At the adoption date on January 1, 2018, the Group recognized an increase to the opening balance of accumulated losses and noncontrolling interests of $11,286 and $1,684, respectively, with a corresponding increase in accrued expenses and other current liabilities.

The amounts of affected financial statement line items for the current period before and after the adoption of the New Revenue Standard are as follows:

	Year Ended December 31, 2018
Statement of Operations	Balances under New Revenue Standard (As reported)	Balances under previous basis	Effect of change higher/ (lower)
Operating Revenues
Casino	$4,463,704	$5,217,101	$(753,397)
Rooms	311,028	313,121	(2,093)
Food and beverage	204,171	205,877	(1,706)
Entertainment, retail and other	179,606	178,400	1,206
Promotional allowances	—	354,930	(354,930)

Operating costs and expenses
Casino	$2,984,711	$3,526,215	$(541,504)
Rooms	78,377	41,613	36,764
Food and beverage	161,126	64,389	96,737
Entertainment, retail and other	92,436	87,364	5,072
General and administrative	500,624	498,632	1,992

Net income	353,851	353,972	(121)

Net income attributable to noncontrolling interests	2,336	2,375	(39)

Net income attributable to Melco Resorts & Entertainment Limited	351,515	351,597	(82)

Basic net income attributable to Melco Resorts & Entertainment Limited per share	0.242	0.242	—

Diluted net income attributable to Melco Resorts & Entertainment Limited per share	0.240	0.241	(0.001)

	As at December 31, 2018
Balance Sheet	Balances under New Revenue Standard (As reported)	Balances under previous basis	Effect of change higher/ (lower)
Current Liabilities
Accrued expenses and other current liabilities	$1,658,550	$1,645,459	$13,091

Shareholders’ Equity
Accumulated losses	$703,576	$692,208	$11,368
Noncontrolling interests	618,367	620,090	(1,723)

In August 2016, the FASB issued an accounting standards update which amended the guidance on the classification of certain cash receipts and payments in the statement of cash flows. The guidance was effective as of January 1, 2018 and the Group adopted this new guidance on a retrospective basis. The adoption of this guidance did not have a material impact on the Group’s consolidated financial statements.

In January 2016, the FASB issued an accounting standards update which amended certain aspects of recognition, measurement, presentation, and disclosure of financial instruments. This guidance requires equity investments to be measured at fair value with changes in fair values recognized through net income (other than those accounted for under the equity method of accounting or those that result in consolidation of the investee). This guidance also eliminates the requirement to disclose the methods and significant assumptions used to estimate the fair values that are required to be disclosed for financial instruments measured at amortized cost on the balance sheet. Further, the guidance requires separate presentation of financial assets and financial liabilities grouped by measurement category and form of financial asset on the balance sheet or in notes to the financial statements. On January 1, 2018, the Group adopted this new guidance using a modified retrospective method, with certain exceptions as specified in the guidance and reclassified the unrealized losses of $1,150 on investment securities which were previously accounted for as available-for-sale investments, from accumulated other comprehensive losses to the opening balance of accumulated losses. The adoption of this guidance primarily increased the volatility of the Group’s other income (expense), net as a result of the remeasurement of marketable equity securities at fair values.

In November 2016, the FASB issued an accounting standards update which amended and clarified the guidance on the classification and presentation of restricted cash in the statement of cash flows. The guidance required that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, restricted cash and restricted cash equivalents. Accordingly, restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The guidance was effective as of January 1, 2018 and the Group adopted this new guidance on a retrospective basis. The adoption of this guidance impacted the presentation and classification of restricted cash in the Group’s consolidated statements of cash flows. For the years ended December 31, 2017 and 2016, substantially all of the changes in restricted cash of $6,260 and $277,836, respectively, were previously reported within net cash (used in) provided by investing activities in the consolidated statements of cash flows.

Recent Accounting Pronouncements Not Yet Adopted:

In February 2016, the FASB issued an accounting standards update on leases, which amends various aspects of existing accounting guidance for leases. The guidance requires all lessees to recognize a lease liability and a right-of-use asset, measured at the present value of the future minimum lease payments, at the lease commencement date. Lessor accounting remains largely unchanged under the new guidance. The guidance is effective for interim and fiscal years beginning after December 15, 2018, with early adoption permitted. In July 2018, the FASB issued an accounting standards update which provides entities with an additional transition method to adopt the new leases standard. The amendments also provide lessors with a practical expedient to not separate non-lease components from the associated lease components if certain conditions are met. The Group has adopted this guidance using the modified retrospective method, recognizing the cumulative effect of initially applying the guidance at the date of initial application on January 1, 2019. The Group has elected the package of practical expedients, which allows the Group not to reassess (1) whether any expired or existing contracts as of the adoption date are or contain a lease, (2) lease classification for any expired or existing leases as of the adoption date and (3) initial direct costs for any existing leases as of the adoption date. While the Group is currently assessing the quantitative impact the guidance will have on its consolidated financial statements and related disclosures, the Group expects the most significant changes will be related to the recognition of right-of-use assets and lease liabilities for operating leases on the Group’s consolidated balance sheet, with no material impact to net income or cash flows.

In January 2017, the FASB issued an accounting standards update which eliminates step two from the goodwill impairment test and instead requires an entity to recognize an impairment charge for the amount by which the carrying value exceeds the reporting unit’s fair value, limited to the total amount of goodwill allocated to that reporting unit. This guidance is effective for interim and fiscal years beginning after December 15, 2019, with early adoption permitted. The guidance should be applied prospectively. Management is currently assessing the potential impact of adopting this guidance on the Group’s consolidated financial statements. The adoption of this guidance would only impact the Group’s consolidated financial statements in situations where an impairment of a reporting unit’s assets is determined and the measurement of the impairment charge.

In August 2018, the FASB issued an accounting standards update which aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software (and hosting arrangements that include an internal-use software license). The accounting for the service element of a hosting arrangement that is a service contract is not affected by this new guidance. This guidance is effective for interim and fiscal years beginning after December 15, 2019, with early adoption permitted. The adoption of this guidance is not expected to have a material impact on the Group’s consolidated financial statements.